Dividends	12 Months Ended
Dec. 31, 2019
Disclosure Of Dividends [Abstract]
Dividends
11 Dividends

	2019 US$m		2018 US$m		2017 US$m
Rio Tinto plc previous year final dividend paid	2,245		2,446		1,725
Rio Tinto plc previous year special dividend paid	3,032		—		—
Rio Tinto plc interim dividend paid	1,930		1,666		1,530
Rio Tinto plc interim special dividend paid	780		—		—
Rio Tinto Limited previous year final dividend paid	666		731		523
Rio Tinto Limited previous year special dividend paid	900		—		—
Rio Tinto Limited interim dividend paid	556		513		472
Rio Tinto Limited interim special dividend paid	225		—		—
Dividends paid during the year	10,334		5,356		4,250

Dividends per share: paid during the year	635.0	c	307.0	c	235.0	c
Final dividends per share: proposed in the announcement of the results for the year	231.0	c	180.0	c	180.0	c
Special dividends per share: proposed in the announcement of the results for the year	—		243.0	c	—

	Dividends per share 2019		Dividends per share 2018		Dividends per share 2017
Rio Tinto plc previous year final (pence)	135.96	p	129.43	p	100.56	p
Rio Tinto plc previous year special (pence)	183.55	p	—		—
Rio Tinto plc interim (pence)	123.32	p	96.82	p	83.13	p
Rio Tinto plc interim special (pence)	49.82	p	—		—
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	250.89	c	228.53	c	163.62	c
Rio Tinto Limited previous year special – fully franked at 30% (Australian cents)	338.70	c	—		—
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	219.08	c	170.84	c	137.72	c
Rio Tinto Limited interim special – fully franked at 30% (Australian cents)	88.50	c	—		—

	Number of shares 2019 (millions)	Number of shares 2018 (millions)	Number of shares 2017 (millions)
Rio Tinto plc previous year final	1,265.0	1,334.8	1,374.6
Rio Tinto plc previous year special	1,265.0	N/A	N/A
Rio Tinto plc interim	1,256.4	1,308.4	1,366.1
Rio Tinto plc interim special	1,256.4	N/A	N/A
Rio Tinto Limited previous year final	371.2	412.4	424.0
Rio Tinto Limited previous year special	371.2	N/A	N/A
Rio Tinto Limited interim	371.2	412.4	424.0
Rio Tinto Limited interim special	371.2	N/A	N/A

11 Dividends continued

The dividends paid in 2019 are based on the following US cents per share amounts: 2018 final – 180.0 cents, 2018 special – 243.0 cents, 2019 interim – 151.0 cents, 2019 interim special 61.0 cents (2018 dividends paid: 2017 final – 180.0 cents, 2018 interim – 127.0 cents; 2017 dividends paid: 2016 final – 125.0 cents, 2017 interim – 110.0 cents).
The number of shares on which Rio Tinto plc dividends are based excludes those held as treasury shares and those held by employee share trusts which waived the right to dividends. Employee share trusts waived dividends on 852,283 Rio Tinto plc ordinary shares and 37,678 American Depository Receipts (ADRs) for the 2018 final and special dividend and on 564,099 Rio Tinto plc ordinary shares and 47,674 ADRs for the 2019 interim and special dividend (2018: on 132,294 Rio Tinto plc ordinary shares and 22,824 ADRs for the 2017 final dividend and on 314,529 Rio Tinto plc ordinary shares and 36,321 ADRs for the 2018 interim dividend; 2017: on 277,946 Rio Tinto plc ordinary shares and 22,021 ADRs for the 2016 final dividend and on 173,297 Rio Tinto plc ordinary shares and 24,377 ADRs for the 2017 interim dividend). In 2019, 2018 and 2017, no Rio Tinto Limited shares were held by Rio Tinto plc.
The number of shares on which Rio Tinto Limited dividends are based excludes those held by shareholders who have waived the rights to dividends. Employee share trusts waived dividends on 628,566 Rio Tinto Limited ordinary shares for the 2018 final dividend and on 342,062 shares for the 2019 interim dividend (2018: on 130,129 shares for the 2017 final dividend and 251,394 shares for the 2018 interim dividend; 2017: on 214,278 shares for the 2016 final dividend and 274,899 shares for the 2017 interim dividend).
In addition, the directors of Rio Tinto announced a final dividend of 231 cents per share on 26 February 2020. This is expected to result in payments of US$3.7 billion. The dividend will be paid on 16 April 2020 to Rio Tinto plc and Rio Tinto Limited shareholders on the register at the close of business on 6 March 2020.
The proposed Rio Tinto Limited dividends will be franked out of existing franking credits or out of franking credits arising from the payment of income tax during 2020.
The approximate amount of the Rio Tinto Limited consolidated tax group’s retained profits and reserves that could be distributed as dividends and franked out of available credits that arose from net payments of income tax in respect of periods up to 31 December 2019 (after deducting franking credits expected to be utilised on the 2019 final dividend declared) is US$8,599 million (2018: US$6,178 million; 2017: US$8,542 million).